OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (1)	£ (17)	£ (21)
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	(5)	(4)	£ (6)
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	35	76
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category | Group entities
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities	£ 16	£ 18